Sales and marketing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and marketing expenses
Consulting	$ 615,661	$ 402,146	$ 331,135
Marketing	4,405,076	900,976	403,002
Salaries and benefits	4,844,028	1,231,609	580,552
Share-based compensation expense	548,983	100,403	337,659
Total sales and marketing expenses	$ 10,413,748	$ 2,635,134	$ 1,652,348